Note 21 - Assets Classified as Held for Sale (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Assets held for sale [text block]
		Year Ended June 30
(US dollars in thousands)	% Owned	2023	2022	2021
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited) - ex solar	100%	-	8,214	-
Total		-	8,214	-